Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
11.	INTANGIBLE ASSETS
Intangible assets consist of:

	Remaining weighted average useful life in years	2020	2019

Cost
Customer relationship intangibles	8	$348	$333
Computer software	1	463	396
Patents and licenses	10	282	264

		1,093	993

Accumulated depreciation
Customer relationship intangibles		(150)	(120)
Computer software		(361)	(310)
Patents and licenses		(101)	(79)

		$481	$484

The Company recorded approximately $85 million and $93 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2020 and 2019, respectively. The Company currently estimates annual amortization expense to be $79 million for 2021, $68 million for 2022, $55 million for 2023, $47 million for 2024 and $44 million for 2025.